Component Of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended			12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Accumulated Other Comprehensive Income [Roll Forward]
Total accumulated other comprehensive loss, beginning balance			$ (2,934)			$ (11,106)				$ (20,176)	$ (7,607)		$ (11,106)	$ (11,106)	$ (20,176)
Total accumulated other comprehensive loss, net change	1,436			3,321							(16,303)		8,172	3,499	9,070	2,226
Total accumulated other comprehensive loss, ending balance	(23,910)		(7,607)	(2,934)			(11,106)				(23,910)		(2,934)	(7,607)	(11,106)	(20,176)
Reclassification Adjustment
Total income tax expense (benefit)	(16,053)		(14,159)	(15,936)	(14,292)	(11,696)	(12,551)	(12,398)	(10,604)	(10,728)	(46,666)		(41,924)	(56,083)	(46,281)	(36,603)
Unrealized Gain on Securities Available-for-sale [Member]
Change in Accumulated Other Comprehensive Income [Roll Forward]
Total accumulated other comprehensive loss, beginning balance						10,638				1,136	15,718		10,638	10,638	1,136
Total accumulated other comprehensive loss, net change											(10,614)		7,198	5,080	9,502
Total accumulated other comprehensive loss, ending balance	5,104		15,718	17,836			10,638				5,104		17,836	15,718	10,638
Change in Funded Status of Retirement Obligations [Member]
Change in Accumulated Other Comprehensive Income [Roll Forward]
Total accumulated other comprehensive loss, beginning balance						(3,319)				(1,604)	(5,879)		(3,319)	(3,319)	(1,604)
Total accumulated other comprehensive loss, net change											424		215	(2,560)	(1,715)
Total accumulated other comprehensive loss, ending balance	(5,455)		(5,879)	(3,104)			(3,319)				(5,455)		(3,104)	(5,879)	(3,319)
Reclassification Adjustment for Gains Included in Net Income [Member]
Change in Accumulated Other Comprehensive Income [Roll Forward]
Total accumulated other comprehensive loss, beginning balance						(691)					(586)		(691)	(691)
Total accumulated other comprehensive loss, net change											(405)		104	105	(691)
Total accumulated other comprehensive loss, ending balance	(991)		(586)	(587)			(691)				(991)		(587)	(586)	(691)
Other-than-temporary Impairment Accretion on Debt Securities [Member]
Change in Accumulated Other Comprehensive Income [Roll Forward]
Total accumulated other comprehensive loss, beginning balance						(17,734)				(19,708)	(16,860)		(17,734)	(17,734)	(19,708)
Total accumulated other comprehensive loss, net change											1,032		655	874	1,974
Total accumulated other comprehensive loss, ending balance	(15,828)		(16,860)	(17,079)			(17,734)				(15,828)		(17,079)	(16,860)	(17,734)
Loss on Securities Reclassified to Held-to-maturity [Member]
Change in Accumulated Other Comprehensive Income [Roll Forward]
Total accumulated other comprehensive loss, beginning balance						0					0		0	0
Total accumulated other comprehensive loss, net change											(6,740)		0
Total accumulated other comprehensive loss, ending balance	(6,740)			0							(6,740)		0
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment
Total before tax	239										34
Total income tax expense (benefit)	(98)										(14)
Income before undistributed earnings of subsidiary, net of tax	141										20
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain on Securities Available-for-sale [Member]
Reclassification Adjustment
Gain on security transactions	0										(684)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Funded Status of Retirement Obligations [Member]
Reclassification Adjustment
Amortization of net obligation or asset	8	[1]									25	[1]
Amortization of prior service cost	37	[1]									110	[1]
Amortization of net gain	194	[1]									583	[1]
Total before tax	$ 239	[1]									$ 718	[1]

[1]	These accumulated other comprehensive loss components are included in the computations of net periodic cost for our defined benefit plans and other post-retirement benefit plan. See Note 9 for additional details.